Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2023	2022
Short-term deposits	170,000	13,894
Cash at bank and on hand	79,299	68,750
Total	249,299	82,644